Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 52,747	¥ 51,758
Ending balance	54,398	52,747
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,002	71,500
Transfers upon completion	(211)	(121)
Additions	5,403	6,488
Transfers into investment properties	(209)	(2,098)
Disposals	(1,506)	(1,767)
Ending balance	77,479	74,002
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,230)	(19,717)
Charge for the year	(3,105)	(2,873)
Disposals	1,279	1,360
Ending balance	(23,056)	(21,230)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25)	(25)
Ending balance	(25)	(25)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,319	32,936
Ending balance	43,958	37,319
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50,428	44,771
Transfers upon completion	7,208	6,010
Additions	1,415	222
Disposals	(456)	(575)
Ending balance	58,595	50,428
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,085)	(11,811)
Charge for the year	(1,799)	(1,582)
Disposals	271	308
Ending balance	(14,613)	(13,085)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(24)
Ending balance	(24)	(24)
Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,658	2,884
Ending balance	2,574	2,658
Office equipment, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,091	8,368
Transfers upon completion		3
Additions	716	626
Disposals	(456)	(906)
Ending balance	8,351	8,091
Office equipment, furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,433)	(5,484)
Charge for the year	(778)	(725)
Disposals	434	776
Ending balance	(5,777)	(5,433)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	461	523
Ending balance	315	461
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,352	1,364
Additions	5	131
Disposals	(46)	(143)
Ending balance	1,311	1,352
Motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(891)	(841)
Charge for the year	(149)	(189)
Disposals	44	139
Ending balance	(996)	(891)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,332	14,377
Ending balance	6,789	11,332
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,333	14,378
Transfers upon completion	(7,601)	(6,456)
Additions	3,267	5,509
Transfers into investment properties	(209)	(2,098)
Ending balance	6,790	11,333
Assets under construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1)	(1)
Ending balance	(1)	(1)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	977	1,038
Ending balance	762	977
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,798	2,619
Transfers upon completion	182	322
Disposals	(548)	(143)
Ending balance	2,432	2,798
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,821)	(1,581)
Charge for the year	(379)	(377)
Disposals	530	137
Ending balance	¥ (1,670)	¥ (1,821)